Prepayment from customer (Policies)	12 Months Ended
Dec. 31, 2025
Prepayment From Customer
Prepayment from customers

Prepayment from customers consists of amounts received in advance when purchasing the products. Advances received are recorded as a liability, represented by the contractual obligation to deliver the products.